Average Annual Total Returns (Invesco Income Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return Before Taxes
1 Year	3.99%
5 Years	3.27%
Since Inception	3.63%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class B, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (10/31/05)
1 Year	4.19%
5 Years	3.34%
Since Inception	3.83%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class C, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (10/31/05)
1 Year	8.18%
5 Years	3.68%
Since Inception	3.99%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class R, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (10/31/05)
1 Year	9.74%
5 Years	4.22%
Since Inception	4.52%
Inception Date	Oct. 31, 2005
Return Before Taxes | Class Y, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	10.42%
5 Years	4.58%
Since Inception	4.90%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return After Taxes on Distributions
1 Year	2.65%
5 Years	1.64%
Since Inception	1.96%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (10/31/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	2.69%
5 Years	1.92%
Since Inception	2.20%
Inception Date	Oct. 31, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	2.96%
Inception Date	Oct. 31, 2005
Custom Income Allocation Index
Average Annual Total Returns
Label	Custom Income Allocation Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.29%
5 Years	5.41%
Since Inception	5.74%
Inception Date	Oct. 31, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.23%
Inception Date	Oct. 31, 2005

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.